NOTE RECEIVABLE	9 Months Ended
Sep. 30, 2023
Credit Loss [Abstract]
NOTE RECEIVABLE

NOTE 9 – NOTE RECEIVABLE

On July 19, 2023 the Company (“Lender”) entered into a Promissory Note agreement with Deverra (“Borrower”). The Company agreed to make advances of principal to the Borrower of up to an aggregate amount equal to $572,000. Any advances are at the sole discretion of the Company. The outstanding unpaid principal balance of the Note bears interest at 3% per annum and was due and payable on the Maturity Date, September 30, 2023.

In the event that a certain business transaction between the Lender and Borrower as contemplated by that certain binding term sheet dated April 13, 2023, and referenced in Note 6, is consummated prior to the Maturity Date, the full amounts due under this Note shall be applied against the cash portion of any closing payment due from the Lender in connection with such transaction and any excess amounts under this Note shall be treated as additional purchase price in connection with the transaction.

As of September 30, 2023, and in relation to the Deverra asset purchase referenced in Note 6, $567,609 of principal and $2,892 of interest were applied against the cash portion of the closing payment with the Lender in connection with such transaction. The Note is considered paid in full.

In September 2023, the Company entered into a Note agreement with a third party borrower. The Company agreed to issue 500,000 shares of common stock to the borrower for a principal sum amount of $500,000. The outstanding unpaid principal balance of the Note bears interest at 6% per annum and is due and payable to the Company on the Maturity Date, August 30, 2024.

In September 2023, the Company entered into a Note agreement with a third party borrower. The Company agreed to issue 2,000,000 shares of common stock to the borrower for a principal sum amount of $2,000,000. The outstanding unpaid principal balance of the Note bears interest at 6% per annum and is due and payable to the Company on the Maturity Date, August 30, 2024.